STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained Earnings (accumulated deficit) [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2015	$ 4,968	$ 69,888	$ (1,850)	$ 406	$ (17,629)	$ (88)	$ 55,695
Balance, shares at Dec. 31, 2015	16,398,872						16,398,872
Issuance of share capital, net	$ 1,626	21,991					$ 23,617
Issuance of share capital, net, shares	6,170,386
Issuance of shares upon exercise of employee stock options	$ 85	1,304					1,389
Issuance of shares upon exercise of employee stock options, shares	325,090
Stock-based compensation		258					258
Foreign currency translation adjustments - the Company				6			6
Comprehensive income (loss):
Net income (loss)					1,029	(3)	1,026
Realized foreign currency translation adjustments
Foreign currency translation adjustments			(73)				(73)
Balance at Dec. 31, 2016	$ 6,679	93,441	(1,923)	412	(16,600)	(91)	$ 81,918
Balance, shares at Dec. 31, 2016	22,894,348						22,894,348
Issuance of shares upon exercise of warrants	$ 16	238					$ 254
Issuance of shares upon exercise of warrants, shares	60,000
Issuance of shares upon exercise of employee stock options	$ 21	306					327
Issuance of shares upon exercise of employee stock options, shares	78,100
Stock-based compensation		144					144
Foreign currency translation adjustments - the Company				5,447			5,447
Purchase of non-controlling interests		(154)				77	(77)
Comprehensive income (loss):
Net income (loss)					(6,914)	14	(6,900)
Realized foreign currency translation adjustments			64				64
Foreign currency translation adjustments			1,772				1,772
Balance at Dec. 31, 2017	$ 6,716	93,975	(87)	5,859	(23,514)		$ 82,949
Balance, shares at Dec. 31, 2017	23,032,448						23,032,448
Cumulative effect adjustment resulting from adoption of new accounting standard at Dec. 31, 2018					114		$ 114
Issuance of shares upon exercise of employee stock options	$ 5	72					77
Issuance of shares upon exercise of employee stock options, shares	17,191
Stock-based compensation		158					158
Foreign currency translation adjustments - the Company				(3,064)			(3,064)
Comprehensive income (loss):
Net income (loss)					2,949		2,949
Realized foreign currency translation adjustments
Adjustment to the redemption value of redeemable non-controlling interests					(227)		(227)
Foreign currency translation adjustments			(1,740)				(1,740)
Balance at Dec. 31, 2018	$ 6,721	$ 94,205	$ (1,827)	$ 2,795	$ (20,678)		$ 81,216
Balance, shares at Dec. 31, 2018	23,049,639						23,049,639